U. S. GOVERNMENT SECURITIES (Details) (U.S. government securities, USD $)	Jan. 31, 2015	Jan. 31, 2014
U.S. government securities
Carrying Value
Due within one year	$ 510,573	$ 205,055
Due after one year	255,759	510,573
Total	766,332	715,628
Fair Value
Due within one year	501,668	205,057
Due after one year	255,487	507,996
Total	$ 757,155	$ 713,053